Segment Information (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Sales to External Customers:		$ 5,746,902,000	$ 4,385,702,000	$ 3,601,308,000
Operating Income:		407,204,000	321,066,000	23,723,000
Income From Affiliates:		26,621,000	20,965,000	20,158,000
Depreciation and Amortization:		81,223,000	86,802,000	91,841,000
Total Assets:	3,006,728,000	3,006,728,000	2,734,086,000
Investment in and Advances to Affiliates:	364,840,000	364,840,000	331,322,000
Capital expenditures:		183,748,000	103,336,000	54,276,000
Segment Totals
Segment Information
Operating Income:		423,347,000	341,366,000	42,746,000
Depreciation and Amortization:		80,992,000	86,533,000	91,581,000
Total Assets:	2,509,361,000	2,509,361,000	2,293,843,000
Capital expenditures:		183,019,000	103,060,000	54,264,000
Pork
Segment Information
Sales to External Customers:		1,744,630,000	1,388,265,000	1,065,338,000
Operating Income:		259,271,000	213,325,000	(15,025,000)
Depreciation and Amortization:		43,866,000	50,813,000	53,182,000
Total Assets:	738,574,000	738,574,000	761,490,000
Capital expenditures:		39,890,000	9,568,000	15,188,000
Commodity Trading and Milling
Segment Information
Sales to External Customers:		2,689,786,000	1,808,948,000	1,531,572,000
Operating Income:		43,225,000	34,432,000	24,839,000
Income From Affiliates:	5,080,000	13,450,000	20,983,000	19,128,000
Depreciation and Amortization:		5,567,000	5,165,000	4,681,000
Total Assets:	755,903,000	755,903,000	686,379,000
Investment in and Advances to Affiliates:	160,402,000	160,402,000	140,696,000
Capital expenditures:		5,192,000	2,390,000	2,650,000
Marine
Segment Information
Sales to External Customers:		928,548,000	853,565,000	737,629,000
Operating Income:		(3,904,000)	47,612,000	24,113,000
Depreciation and Amortization:		22,675,000	22,743,000	21,772,000
Total Assets:	261,781,000	261,781,000	246,902,000
Capital expenditures:		31,210,000	28,411,000	14,697,000
Sugar
Segment Information
Sales to External Customers:		259,786,000	195,993,000	142,966,000
Operating Income:		65,101,000	31,741,000	(851,000)
Income From Affiliates:		440,000	980,000	1,030,000
Depreciation and Amortization:		8,289,000	7,180,000	7,732,000
Total Assets:	269,564,000	269,564,000	223,223,000
Investment in and Advances to Affiliates:	3,177,000	3,177,000	2,957,000
Capital expenditures:		22,626,000	30,620,000	21,603,000
Power
Segment Information
Sales to External Customers:		111,391,000	124,034,000	107,074,000
Operating Income:		60,845,000	13,424,000	8,172,000
Depreciation and Amortization:		192,000	204,000	3,783,000
Total Assets:	165,118,000	165,118,000	91,739,000
Capital expenditures:		84,041,000	31,709,000	39,000
Turkey
Segment Information
Income From Affiliates:		12,731,000	(998,000)
Total Assets:	312,164,000	312,164,000	277,778,000
Investment in and Advances to Affiliates:	201,261,000	201,261,000	187,669,000
All Other
Segment Information
Sales to External Customers:		12,761,000	14,897,000	16,729,000
Operating Income:		(1,191,000)	832,000	1,498,000
Depreciation and Amortization:		403,000	428,000	431,000
Total Assets:	6,257,000	6,257,000	6,332,000
Capital expenditures:		60,000	362,000	87,000
Corporate
Segment Information
Operating Income:		(16,143,000)	(20,300,000)	(19,023,000)
Depreciation and Amortization:		231,000	269,000	260,000
Total Assets:	497,367,000	497,367,000	440,243,000
Capital expenditures:		$ 729,000	$ 276,000	$ 12,000